SCHEDULE OF INVESTMENTS (Details)	6 Months Ended
Jun. 30, 2022 CAD ($)
DisclsoureInvestmentLineItems [Line Items]
Balance at December 31, 2021	$ 291,066
Change in fair value	(60,724)
Balance at June 30, 2022	230,342
Public Company Shares [member]
DisclsoureInvestmentLineItems [Line Items]
Balance at June 30, 2022	100,000
Public Company Warrants [member]
DisclsoureInvestmentLineItems [Line Items]
Balance at June 30, 2022	1,429
Private Company Shares [member]
DisclsoureInvestmentLineItems [Line Items]
Balance at June 30, 2022	$ 128,913